9 Related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade receivables	[1]	R$ 557
Credits with shareholders	[2]		1,598
Total		557	1,598
Current		131,883	88,868
Non-current		168,354	88,862
Other income		557	1,134	R$ 2,640
Lease		15,842	13,554	11,813
IESVAP [Member]
Disclosure of transactions between related parties [line items]
Other income	[3]		252	543
IPTAN [Member]
Disclosure of transactions between related parties [line items]
Other income	[3]		882	2,097
UEPC [Member]
Disclosure of transactions between related parties [line items]
Other income	[1]	557
RVL Esteves Gestao Imobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Lease		10,417	9,655	9,264
UNIVACO Patrimonial Ltda. [Member]
Disclosure of transactions between related parties [line items]
Lease		2,816	2,625	2,549
IESVAP Patrimonial Ltda. [Member]
Disclosure of transactions between related parties [line items]
Lease		R$ 2,609	R$ 1,274

[1]	Refers to sales of educational content from Medcel to UEPC recorded in trade receivables.
[2]	Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services. These amounts have been paid in 2019.
[3]	Refers to share services and corporate expenses provided by Afya Brazil to IPTAN and IESVAP for the periods prior to their acquisition on April 26, 2018 recorded in the consolidated statements of income.